Derivatives - Fair Value Hedges (Details) € in Millions	1 Months Ended
	Aug. 31, 2015 USD ($) interestRateSwap	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2014 USD ($)	Nov. 30, 2013 EUR (€)
Fixed rate medium term note due 2019
Derivatives in Fair Value Hedging Relationships
Principal amount						$ 625,000,000
Interest rate contracts
Derivatives in Fair Value Hedging Relationships
Derivative notional amount		$ 800,000,000
Fair value hedges | Eurobond Due 2021
Derivatives in Fair Value Hedging Relationships
Principal amount | €							€ 600
Fair value hedges | June 2014 medium term notes issued
Derivatives in Fair Value Hedging Relationships
Principal amount						950,000,000
Fair value hedges | Fixed rate medium term note due 2019
Derivatives in Fair Value Hedging Relationships
Principal amount						625,000,000
Fair value hedges | August 2015 medium term notes issued
Derivatives in Fair Value Hedging Relationships
Principal amount	$ 1,500,000,000
Fair value hedges | Fixed rate medium term note due 2021
Derivatives in Fair Value Hedging Relationships
Principal amount			$ 400,000,000	$ 400,000,000
Fair value hedges | Interest rate contracts
Derivatives in Fair Value Hedging Relationships
Number of interest rate swap contracts entered in period | interestRateSwap	2
Fair value hedges | Interest rate contracts | Eurobond Due 2021
Derivatives in Fair Value Hedging Relationships
Derivative notional amount | €							€ 300
Fair value hedges | Interest rate contracts | Fixed rate medium term note due 2019
Derivatives in Fair Value Hedging Relationships
Derivative notional amount						$ 600,000,000
Fair value hedges | Interest rate contracts | Fixed rate medium term note due 2018
Derivatives in Fair Value Hedging Relationships
Derivative notional amount	$ 450,000,000
Term of debt instrument (in years)	3 years
Fair value hedges | Interest rate contracts | Fixed rate medium term note due 2020
Derivatives in Fair Value Hedging Relationships
Derivative notional amount	$ 300,000,000				$ 200,000,000
Term of debt instrument (in years)	5 years
Fair value hedges | Interest rate contracts | Fixed rate medium term note due 2021
Derivatives in Fair Value Hedging Relationships
Derivative notional amount				$ 200,000,000